William M. Thomas

Chief Executive Officer

May 17, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Grail Advisors ETF Trust
Post-Effective Amendment No. 9
File Nos. 333-148082 and 811-22154

Dear Sir or Madam:

Please find enclosed for filing on behalf of Grail Advisors ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 9 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to add one new series:  the Grail Western Asset Enhanced Liquidity ETF (the “ETF”).  Information about the ETF, its advisers and investment program is contained in the Post-Effective Amendment.

The Trust expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to add certain exhibits and make other changes as necessary, including responding to any comments of the staff.  Pursuant to Rule 485(a)(2) under the 1933 Act, the Trust elects to have this Post-Effective Amendment become effective on August 2, 2010, which is more than 75 days, but less than 95 days, after the filing hereof.

If you have any questions or comments concerning the foregoing, please contact Stacy Fuller at (202) 778-9475 or Kurt Decko at (415) 249-1053.

Very truly yours,

/s/ William M. Thomas
William M. Thomas

One Ferry Building • Suite 255 • San Francisco, CA 94111 T (415) 677-5860 C (415) 717-4213 • www.grailadvisors.com

Enclosure

cc:           Chester G. Chappell

Grail Advisors, LLC

Stacy L. Fuller

Kurt J. Decko

K&L Gates LLP